Financial instruments and financial risk management (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Schedule of carrying value of financial assets by class and measurement category

		Cash-	Total
	Amortised	Flow	Carrying	Total Fair
	Cost	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2019
Cash and cash equivalents	1,675.6	—	1,675.6	—
Financial asset: cash > 3 months	1,484.4	—	1,484.4	—
Restricted cash	34.9	—	34.9	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	527.7	527.7	527.7
- Cross-currency swaps	—	4.0	4.0	4.0
- Jet fuel derivative contracts	—	4.5	4.5	4.5
Trade receivables	59.5	—	59.5	—
Other assets	0.8	—	0.8	—
Total financial assets at March 31, 2019	3,255.2	536.2	3,791.4	536.2

		Cash-	Total
	Loans and	Flow	Carrying	Total Fair
	Receivables	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2018
Cash and cash equivalents	1,515.0	—	1,515.0	—
Financial asset: cash > 3 months	2,130.5	—	2,130.5	—
Restricted cash	34.6	—	34.6	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	4.6	4.6	4.6
- Interest rate swaps	—	0.3	0.3	0.3
- Jet fuel derivative contracts	—	209.8	209.8	209.8
Trade receivables	57.6	—	57.6	—
Other assets	0.3	—	0.3	—
Total financial assets at March 31, 2018	3,738.0	214.7	3,952.7	214.7

		Cash-	Total
	Loans and	Flow	Carrying	Total Fair
	Receivables	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2017
Cash and cash equivalents	1,224.0	—	1,224.0	—
Financial asset: cash > 3 months	2,904.5	—	2,904.5	—
Restricted cash	11.8	—	11.8	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	239.4	239.4	239.4
- Interest rate swaps	—	11.7	11.7	11.7
- Jet fuel derivative contracts	—	58.2	58.2	58.2
Trade receivables	54.3	—	54.3	—
Other assets	1.0	—	1.0	—
Total financial assets at March 31, 2017	4,195.6	309.3	4,504.9	309.3

Schedule of carrying value of financial liabilities by class and measurement category

	Liabilities at		Total
	Amortised	Cash-Flow	Carrying	Total Fair
	Cost	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2019
Current and non-current maturities of debt	3,644.4	—	3,644.4	3,725.3
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	8.0	8.0	8.0
-Jet fuel derivative contracts	—	189.7	189.7	189.7
-Interest rate swaps	—	—	—	—
Trade payables	573.8	—	573.8	—
Accrued expenses	320.8	—	320.8	—
Total financial liabilities at March 31, 2019	4,539.0	197.7	4,736.7	3,923.0

At March 31, 2018
Current and non-current maturities of debt	3,963.0	—	3,963.0	4,061.0
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	599.0	599.0	599.0
-Jet fuel derivative contracts	—	—	—	—
-Interest rate swaps	—	7.0	7.0	7.0
Trade payables	249.6	—	249.6	—
Accrued expenses	445.5	—	445.5	—
Total financial liabilities at March 31, 2018	4,658.1	606.0	5,264.1	4,667.0

At March 31, 2017
Current and non-current maturities of debt	4,384.5	—	4,384.5	4,474.4
Derivative financial instruments:
-GBP currency forward contracts	—	0.5	0.5	0.5
-Jet fuel derivative contracts	—	—	—	—
-Interest rate swaps	—	3.8	3.8	3.8
Trade payables	294.1	—	294.1	—
Accrued expenses	348.0	—	348.0	—
Total financial liabilities at March 31, 2017	5,026.6	4.3	5,030.9	4,478.7

Schedule of estimated fair values

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2019
Assets measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	527.7	—	527.7
Cash-flow hedges – jet fuel derivative contracts	—	4.5	—	4.5
Cash-flow hedges – cross-currency swaps	—	4.0	—	4.0
	—	536.2	—	536.2
Liabilities measured at fair value
Cash-flow hedges – U.S. currency forward contracts	—	8.0	—	8.0
Cash-flow hedges – jet fuel derivative contracts	—	189.7	—	189.7
Cash-flow hedges – interest rate swaps	—	—	—	—
	—	197.7	—	197.7
Liabilities not measured at fair value
Long-term debt	—	3,725.3	—	3,725.3
	—	4,459.2	—	4,459.2

During the year ended March 31, 2019, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2018
Assets measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	4.6	—	4.6
Cash-flow hedges – jet fuel derivative contracts	—	209.8	—	209.8
Cash-flow hedges – interest rate swaps	—	0.3	—	0.3
	—	214.7	—	214.7
Liabilities measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	599.0	—	599.0
Cash-flow hedges – jet fuel derivative contracts	—	—	—	—
Cash-flow hedges – interest rate swaps	—	7.0	—	7.0
	—	606.0	—	606.0
Liabilities not measured at fair value
Long-term debt	—	4,061.0	—	4,061.0
	—	4,881.7	—	4,881.7

During the year ended March 31, 2018, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2017
Assets measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	239.3	—	239.3
Cash-flow hedges – jet fuel derivative contracts	—	58.2	—	58.2
Cash-flow hedges – interest rate swaps	—	11.8	—	11.8
	—	309.3	—	309.3
Liabilities measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	0.5	—	0.5
Cash-flow hedges – jet fuel derivative contracts	—	—	—	—
Cash-flow hedges – interest rate swaps	—	3.8	—	3.8
	—	4.3	—	4.3
Liabilities not measured at fair value
Long-term debt	—	4,474.4	—	4,474.4
	—	4,788.0	—	4,788.0

During the year ended March 31, 2017, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

Schedule of maturity profile of financial liabilities

The maturity profile of the Company’s financial liabilities (aircraft provisions, trade payables and accrued expenses) at March 31, 2019 was as follows:

	Weighted
	average
	rate	2020	2021	2022	2023	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.52%	75.8	63.3	64.9	62.5	63.8	330.3
Unsecured long term debt	1.30%	34.0	34.0	876.9	877.5	819.7	2,642.1
Long term debt	1.44%	109.8	97.3	941.8	940.0	883.5	2,972.4
Finance leases	2.54%	(2.8)	116.0	—	—	—	113.2
Total fixed rate debt		107.0	213.3	941.8	940.0	883.5	3,085.6
Floating rate
Secured long term debt	0.75%	181.1	161.9	105.8	26.0	—	474.8
Finance leases	1.27%	21.4	62.6	—	—	—	84.0
Total floating rate debt	0.83%	202.5	224.5	105.8	26.0	—	558.8
Total financial liabilities		309.5	437.8	1,047.6	966.0	883.5	3,644.4

All of the above debt maturing after 2023 will mature between fiscal year 2023 and fiscal year 2026.

The maturity profile of the Company’s financial liabilities (aircraft provisions, trade payables and accrued expenses) at March 31, 2018 was as follows:

	Weighted
	average
	rate	2019	2020	2021	2022	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.56%	84.8	59.9	46.9	48.1	110.7	350.4
Unsecured long term debt	1.33%	24.0	24.0	24.0	867.0	1,627.7	2,566.7
Debt swapped from floating to fixed	0.37%	14.0	14.4	14.9	15.3	15.8	74.4
Long term debt after swaps	1.45%	122.8	98.3	85.8	930.4	1,754.2	2,991.5
Finance leases	2.97%	66.6	(2.8)	115.5	—	—	179.3
Total fixed rate debt		189.4	95.5	201.3	930.4	1,754.2	3,170.8
Floating rate
Secured long term debt		196.4	193.4	174.6	118.8	36.5	719.7
Debt swapped from floating to fixed		(14.0)	(14.4)	(14.9)	(15.3)	(15.8)	(74.4)
Secured long term debt after swaps	0.85%	182.4	179.0	159.7	103.5	20.7	645.3
Finance leases	1.14%	62.8	21.5	62.6	—	—	146.9
Total floating rate debt	0.90%	245.2	200.5	222.3	103.5	20.7	792.2
Total financial liabilities		434.6	296.0	423.6	1,033.9	1,774.9	3,963.0

All of the above debt maturing after 2022 will mature between fiscal year 2022 and fiscal year 2025.

The maturity profile of the Company’s financial liabilities (aircraft provisions, trade payables and accrued expenses) at March 31, 2017 was as follows:

	Weighted
	average
	rate	2018	2019	2020	2021	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term-debt	1.91%	96.2	71.7	46.6	33.4	105.9	353.8
Unsecured long term-debt	1.37%	13.5	13.2	13.2	13.2	2,462.1	2,515.2
Debt swapped from floating to fixed	2.59%	60.1	61.7	63.3	64.9	143.4	393.4
Long-term debt after swaps	1.57%	169.8	146.6	123.1	111.5	2,711.4	3,262.4
Finance leases	2.74%	59.5	66.7	(2.9)	116.0	—	239.3
Total fixed rate debt		229.3	213.3	120.2	227.5	2,711.4	3,501.7
Floating rate
Secured long-term debt		216.0	214.9	212.3	193.8	222.0	1,059.0
Debt swapped from floating to fixed		(60.1)	(61.7)	(63.3)	(64.9)	(143.4)	(393.4)
Secured long-term debt after swaps	0.49%	155.9	153.2	149.0	128.9	78.6	665.6
Finance leases	1.01%	70.7	62.6	21.3	62.6	—	217.2
Total floating rate debt	0.84%	226.6	215.8	170.3	191.5	78.6	882.8
Total financial liabilities		455.9	429.1	290.5	419.0	2,790.0	4,384.5

Schedule of analysis of changes in borrowings

	At March 31,
	2019	2018	2017
	€M	€M	€M
Balance at start of year	3,963.0	4,384.5	4,023.0
Loans raised for general corporate purposes– euro	99.9	65.2	793.4
Repayments of amounts borrowed	(422.8)	(458.9)	(447.1)
Foreign exchange loss/(gain) on conversion of U.S. dollar loans	4.3	(27.8)	15.2
Balance at end of year	3,644.4	3,963.0	4,384.5
Less than one year	309.4	434.6	455.9
More than one year	3,335.0	3,528.4	3,928.6
	3,644.4	3,963.0	4,384.5

Schedule of maturities of contractual cash flows of financial liabilities

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2020	2021	2022	2023	Thereafter
At March 31, 2019	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
- Fixed rate debt 1.48%	3,085.6	3,242.0	151.6	256.0	980.1	960.6	893.7
- Floating rate debt 0.83%	558.8	562.3	204.8	226.5	105.3	25.7	—
	3,644.4	3,804.3	356.4	482.5	1,085.4	986.3	893.7
Derivative financial instruments
- Currency forward contracts	8.0	8.0	—	—	0.6	4.6	2.8
- Commodity forward contracts	189.7	189.7	189.7	—	—	—	—
Trade payables	573.8	573.8	573.8	—	—	—	—
Accrued expenses	320.8	320.8	320.8	—	—	—	—
Total at March 31, 2019	4,736.7	4,896.6	1,440.7	482.5	1,086.0	990.9	896.5

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2019	2020	2021	2022	Thereafter
At March 31, 2018	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
-Fixed rate debt (excluding swapped debt)	3,096.4	3,144.9	178.2	82.3	189.3	929.4	1,765.7
-Swapped to fixed rate debt	74.4	74.7	14.1	14.5	15.0	15.4	15.7
- Fixed rate debt 1.54%	3,170.8	3,219.6	192.3	96.8	204.3	944.8	1,781.4
- Floating rate debt 0.90%	792.2	799.3	247.4	202.3	224.3	104.4	20.9
	3,963.0	4,018.9	439.7	299.1	428.6	1,049.2	1,802.3
Derivative financial instruments
- Interest rate swaps	7.0	6.5	2.3	1.3	1.0	0.8	1.1
- Currency forward contracts	599.0	599.0	189.5	105.6	83.1	99.7	121.1
- Commodity forward contracts	—	—	—	—	—	—	—
Trade payables	249.6	249.6	249.6	—	—	—	—
Accrued expenses	445.5	445.5	445.5	—	—	—	—
Total at March 31, 2018	5,264.1	5,319.5	1,326.6	406.0	512.7	1,149.7	1,924.5

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2018	2019	2020	2021	Thereafter
At March 31, 2017	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
-Fixed rate debt (excluding swapped debt)	3,108.3	3,302.3	205.1	182.6	83.1	186.1	2,645.4
-Swapped to fixed rate debt	393.4	416.5	77.1	65.3	65.0	65.3	143.8
- Fixed rate debt 1.65%	3,501.7	3,718.8	282.2	247.9	148.1	251.4	2,789.2
- Floating rate debt 0.84%	882.8	892.3	230.1	218.6	172.2	192.4	79.0
	4,384.5	4,611.1	512.3	466.5	320.3	443.8	2,868.2
Derivative financial instruments
- Interest rate swaps	3.8	4.9	1.7	2.2	1.0	—	—
- Currency forward contracts	0.5	0.3	0.1	0.2	—	—	—
- Commodity forward contracts	—	—	—	—	—	—	—
Trade payables	294.1	294.1	294.1	—	—	—	—
Accrued expenses	348.0	348.0	348.0	—	—	—	—
Total at March 31, 2017	5,030.9	5,258.4	1,156.2	468.9	321.3	443.8	2,868.2

Schedule of significant cash balances invested on short term basis

	March 31, 2019		March 31, 2018		March 31, 2017
	Within		Within		Within
	1 year	Total	1 year	Total	1 year	Total
Financial assets	€M	€M	€M	€M	€M	€M
Cash and cash equivalents	1,675.6	1,675.6	1,515.0	1,515.0	1,224.0	1,224.0
Cash > 3 months	1,484.4	1,484.4	2,130.5	2,130.5	2,904.5	2,904.5
Restricted cash	34.9	34.9	34.6	34.6	11.8	11.8
Total financial assets	3,194.9	3,194.9	3,680.1	3,680.1	4,140.3	4,140.3

Schedule of monetary assets

	March 31, 2019			March 31, 2018			March 31, 2017
			euro			euro			euro
	GBP	U.S.$	equiv.	GBP	U.S.$	equiv.	GBP	U.S.$	equiv.
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary assets
U.K. pounds sterling cash and liquid resources	17.0	—	19.6	12.2	—	13.9	8.0	—	9.4
U.S. Dollar cash and liquid resources	—	485.2	432.5	—	168.0	136.3	—	10.6	10.0
	17.0	485.2	452.1	12.2	168.0	150.2	8.0	10.6	19.4

Schedule of monetary liabilities

	March 31, 2019		March 31, 2018		March 31, 2017
		euro		euro		euro
	U.S.$	equiv.	U.S.$	equiv.	U.S.$	equiv.
	$M	€M	$M	€M	$M	€M
Monetary liabilities
U.S dollar long term debt	202.4	180.5	246.1	199.8	288.8	270.1

Schedule of notional amounts of currency forward contract

	Within 1 Year	Greater than 1 Year	Total
	€M	€M	€M
Notional amounts
Forward foreign exchange contracts	4,007.0	4,665.0	8,672.0

Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Schedule of estimated fair values

	At March 31,
	2019	2018	2017
	€M	€M	€M
Jet fuel forward contracts – fair value	(185.2)	209.8	58.2
	(185.2)	209.8	58.2